Hartford Low Duration High Income Fund Expense Example, No Redemption - Hartford Low Duration High Income Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	$ 2,200